Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue.
Summary of breakdown of revenue by sales channels

	For the years ended December 31,
(Euro thousands)	2024	2023	2022
Direct To Consumer (DTC)	200,815	247,013	247,460
Wholesale	115,545	161,516	164,359
Other(1)	12,250	17,649	10,493
Total revenue by sales channel	328,610	426,178	422,312

(1)Other revenues mainly include royalties and certain sales of old season products.

Summary of disclosure of revenue of geographical areas

	For the years ended December 31,
(Euro thousands)	2024	2023	2022
EMEA	145,207	201,871	205,715
North America	128,448	147,310	145,519
Greater China	33,979	53,188	48,876
Other Asia	20,976	23,809	22,202
Total revenue by geographic area	328,610	426,178	422,312